Financing Agreement (Tables)	12 Months Ended
Dec. 31, 2017
Alpha and Meitav Dash and Amisagi [Member]
Financial Agreement [Line Items]
Schedule of financial agreement models
	Alpha	Meitav Dash and Ami Sagi

Probability	5%	5%

Expected volatility	64.35%	65.64%
Risk free interest rate	0.185%	0.187%
Expected term (years)	2	2

Debenture [Member]
Financial Agreement [Line Items]
Schedule of financial agreement models

	First closing	Second closing
	Debenture	Debenture
Fair value of shares of common stock - NIS	0.43	0.43
Expected volatility	64.56%	61.29%
Discount on lack of marketability	20.4%	20.2%
Risk free interest rate	0.17%	0.19%
Expected term (years)	1.82	2
Expected dividend yield	0%	0%